UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3056

TRIDAN CORP.
(Exact name of registrant as specified in charter)

415 Madison Avenue, 16th Floor, New York, NY 10017
(Address of principal executive offices)

I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker, Twomey & Gallanty, P.C. 415 Madison Avenue, 16th Floor, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 239-0515

Date of fiscal year end:	April 30, 2016

Date of reporting period:	July 31, 2015

Item 1.	Schedule of Investments.

Attached on the following pages is a schedule of the registrant’s investments as of the close of its fiscal quarter ended July 31, 2015.

Tridan Corp.
Schedule of Investments- Form N-Q
July 31, 2015

	2015

	Principal Amount	Amortized Cost	Federal Tax Cost	Fair Value	Unrealized Gain (Loss)

Village of Briarcliff Manor New York Pub Impt Unlimited Tax 5.0% due September 1, 2017	215,000	219,813	219,813	234,193	14,380

NY Unlimited Tax (Par Call August 1, 2019 @100) 5.0% due August 1, 2026	350,000	352,898	352,898	395,525	42,627

N.Y.S. Dormitory Authority Revs State Personal Income Ref Education 5.50% due March 15, 2025	500,000	544,705	544,705	630,590	85,885

N.Y.S. Dormitory Authority Revs Non St Supported Debt Sch Dist Fing Prog (Par Call October 1, 2017 @100) 5.0% due October 1, 2018	430,000	438,109	438,109	469,048	30,939

N.Y.S. Dormitory Authority Revs Non St Supported Debt Sch Dist Fing Prog (Par Call October 1, 2017 @100) 5.0% due October 1, 2019	585,000	594,944	594,944	638,124	43,180

N.Y.S. Dormitory Authority Revs Non St Supported Debt Insd Sien College (Par Call July 1, 2016 @100) 5.0% due July 1, 2020	1,000,000	1,015,763	1,015,763	1,042,950	27,187

N.Y.S. Dormitory Authority Revs Non St Supported Debt St Johns Univ - Insd 5.25% due July 1, 2021	1,000,000	1,049,591	1,049,591	1,186,650	137,059

N.Y.S. Dormitory Authority Revs City University Sys Ref Cons 5th Gen 5.5% due July 1, 2019	1,000,000	1,035,708	1,035,708	1,166,120	130,412

N.Y.S. Dormitory Authority Revs Nonst Supported Debt-NYU (Par Call July1, 2018 @100) 5.0% due July 1, 2029	300,000	300,000	300,000	334,776	34,776

N.Y.S. Dormitory Authority Lease Revs Mental Health Svcs Facs (Par Call August 15, 2020 @100) 5.0% due August 15, 2023	420,000	424,216	424,216	481,282	57,066

N.Y.S. Dormitory Authority Revs State Personal Income Tax Rev Ed School Impt (Par Call March 15, 2018 @100) 5.0% due March 15, 2022	750,000	766,564	766,564	826,343	59,779

N.Y.S. Dormitory Authority Revs State Personal Income Tax Rev Ref Edu 5.50% due March 15, 2026	200,000	253,412	253,412	253,226	(186)

N.Y.S. Dormitory Authority Revs 5.5% due May 15, 2018	1,155,000	1,193,526	1,193,526	1,299,825	106,299

N.Y.S. Local Govt Assistance Corp Ref: 5.5% due April 1, 2017	195,000	194,289	194,289	206,185	11,896

State of NY local Govt. Corp, Ref 5.5% due April 1, 2017	575,000	605,710	605,710	607,982	2,272

Rockville Center NY Limited Tax 4.00% due June 15, 2022	200,000	224,487	224,487	222,254	(2,233)

Sachem Central School District NY Holbrook Ref Unlimited Tax 5.25% due October 15, 2019	500,000	519,792	519,792	582,750	62,958

Rhinebeck NY Central School District Unlimited Tax (Par Call June 15, 2023 @100) 4.00% due June 15, 2025	535,000	585,983	585,983	583,985	(1,998)

NYC Transitional Fin Auth Rev Future Tax (Par Call November 1, 2022 @100) 5.00% due November 1, 2026	550,000	606,758	606,758	645,343	38,585

Port Authority of NY and NJ Cons 142nd (Par Call January 15, 2016 @100) 5.0% due July 15, 2030	200,000	199,973	199,973	203,790	3,817

Port Authority of NY and NJ Cons 144th (Par Call October 1, 2016 @100) 5.0% due October 1, 2027	300,000	301,318	301,318	314,994	13,676

Port Authority of NY and NJ Cons 85th 5.375% due March 1, 2028	150,000	153,943	153,943	180,935	26,992

Rensselaer County NY Limited Tax 5.0% due September 1, 2024	100,000	124,868	124,868	123,028	(1,840)

Saratoga Springs NY Ref Public IMPT Unlimited Tax (Par Call February 15, 2023) 5.0% due February 15, 2025	225,000	266,040	266,040	269,388	3,348

Build NYC Resource Corp NY Rev United Jewish Appeal (Par Call July 1, 2024) 5.0% due July 1, 2025	320,000	382,434	382,434	387,142	4,708

Mattituck Cutchogue NY Ser A (Par Call July 15, 2025) 5.0% due July 15, 2026	280,000	346,924	346,924	340,007	(6,917)

Putnam County Ref LTD Tax (Par Call January 15, 2026) 5.0% due January 15, 2027	135,000	168,283	168,283	164,589	(3,694)

Halfmoon NY REF PUB Limited Tax (Par Call June 15, 2025) 5.0% due June 15, 2027	280,000	343,911	343,911	336,650	(7,261)

Gates Chili NY School District Unlimited Tax (Par Call June 15, 2025) 5.0% due June 15, 2027	200,000	248,964	248,964	242,207	(6,757)

Mattituck Cutchogue NY Ser A (Par Call July 15, 2025) 5.0% due July 15, 2027	365,000	448,244	448,244	438,814	(9,430)

Thompkins Country- NY REF Public IMPT-SER (Par Call December 15, 2024) 5.0% due December 15, 2027	500,000	612,235	612,235	600,290	(11,945)

Western Nassau County WTR Auth Ser A (Par Call April 1, 2025) 5.0% due April 1, 2028	100,000	117,768	117,768	116,193	(1,575)

City of New York NY Municipal Water Fin Auth Wtr. & Sewer Rev Fiscal 2009 (Par Call June 15, 2018 @100) 5.625% due June 15, 2024	1,000,000	995,204	995,204	1,136,380	141,176

City of New York NY Municipal Water Fin Auth Wtr. & Sewer Rev Fiscal 2nd Gen (Par Call June 15, 2019 @100) 5.0% due June 15, 2027	500000	511737	511737	563495	51,758

City of New York Transitional Finance Auth Rev Sub future Tax Secured ( Par call June 15, 2018 and 2019 @100) 5.0% due November 1,2020	500,000	528,915	528,915	576,050	47,135
5.0% due November 1,2021	1,000,000	1,056,577	1,056,577	1,151,700	95,123

New York State Urban development 5.00% due January 1, 2017	225,000	231,111	231,111	239,240	8,129

New York Environmental Facilities Corp Pollution Control Rev St Water NYC 02 (Par Call June 15, 2016 @100) 5.00% due June 15, 2018	1,000,000	1,005,892	1,005,892	1,042,530	36,638

N. Y.S. Thruway Authority St Pers Income Tax Rev Transn 5.25% due March 15, 2019	750,000	773,457	773,457	859,808	86,351

State of NY Local Gov't Assistance Corp. (Par Call April 1, 2018 @100) 5.0% due April 1, 2019	200,000	205,928	205,928	221,534	15,606

Triborough Bridge & Tunnel Authority NY General Purpose Revs (Escrowed to Maturity) 5.5% due January 1, 2017	450,000	448,965	448,965	465,278	16,313

Hilton NY Central School District Unlimited Tax 4.00% due June 15, 2019	500,000	549,056	549,056	549,925	869

Starpoint, NY Central Scool District Ref Unlimited Tax 5.00% due June 15, 2018	850,000	929,293	929,293	948,558	19,265

Queensbury New York Union Free School District Unlimited Tax 4.00% due December 15, 2018	225,000	239,070	239,070	246,053	6,983

Brookhaven, New York Unlimited Tax 5.00% due November 15, 2019	450,000	492,988	492,988	523,166	30,178

Starpoint, NY Central Scool District Ref Unlimited Tax 5.00% due June 15, 2020	250,000	283,406	283,406	292,265	8,859

Bethlehem, NY Central Scool District Unlimited Tax 4.00% due January 15, 2021	500,000	543,538	543,538	555,085	11,547

Riverhead, New York Limited Tax 4.0% due June 1, 2021	1,005,000	1,094,496	1,094,496	1,134,585	40,089

Nassau County, NY Gen Impt Unlimited Tax (Par Call October 1, 2020 @100) 4.00% due October 1, 2022	550,000	569,804	569,804	594,803	24,999

New York, NY Unlimited Tax (Par Call August 1, 2020 @100) 5.00% due August 1, 2023	510,000	546,908	546,908	585,092	38,184

Greece, NY Central Scool District Unlimited Tax 5.00% due December 15, 2023	500,000	573,159	573,159	598,020	24,861

Plainview Old Bethpage New York Central School District Ref Unlimited Tax 5.00% due December 15, 2020	250,000	269,911	269,911	295,335	25,424

Clarkstown NY Central School Dsitrict 4.00% due May 15, 2019	500,000	547,056	547,056	553,570	6,514

Wantagh NY UN Free School District 5.00% due September 01, 2021	550,000	631,688	631,688	653,763	22,075

Central Islip NY Union Fee School District Ref Unlimited Tax 5.00% due July 15, 2022	750,000	896,342	896,342	896,760	418

Syosset NY Central School 5.00% due December 15, 2022	125,000	142,176	142,176	150,261	8,085

Brentwood NY UN Free School District Ref Unlimited Tax	430,000	478,511	478,511	518,094	39,583

North Babylon NY UN Free School District (Par Call August 01, 2022) 5.00% Due August 01, 2023	250,000	290,460	290,460	296,048	5,588

Battery Park City NY (Par Call November 01, 2023) 5.00% due November 01, 2029	140,000	156,532	156,532	164,004	7,472

Connetquot NY Central School District Unlimited Tax 5.00% due January 15, 2024	400,000	445,108	445,108	485,136	40,028

Onondaga County NY Ref Unlimited Tax 5.00% due March 15, 2024	285,000	335,065	335,065	346,406	11,341

Bayport- Blue Point NY UN Free School District Ref Unlimited 5.00% due September 15, 2024	250,000	303,131	303,131	307,220	4,089

Syosset NY Central School District 5.00% due December 15, 2022	735,000	821,199	821,199	865,144	43,945

Buffalo & Ft. Erie NY Pub Bridge Authority Ref-Toll 5.00% due January 1, 2025	410,000	482,778	482,778	490,200	7,422

Util Debt Securitization (Par Call December 15, 2023) 5.00% due December 12, 2028	500,000	548,800	548,800	591,905	43,105

Ardsley New York Union Free School District Unlimited Tax 4.00% due June 15, 2016	460,000	461,745	461,745	474,582	12,837

Bethlehem NY Central School District Ref Unlimited Tax 5.0% due November 1, 2015	500,000	502,336	502,336	505,940	3,604

Village of Briarcliff Manor New York Pub Impt Unlimited Tax 5.0% due September 1, 2015	310,000	310,614	310,614	311,228	614

City of New York Transitional Fin Bldg Aid Rev Fiscal 2007 5.00% due July 15, 2016	750,000	757,286	757,286	783,630	26,344

Niagara Falls Bridge Commission NY Toll Rev Highway Impts 5.25% due October 1, 2015	65,000	65,490	65,490	65,358	(132)

Pleasantville New York Public Impt Unlimited Tax 5.0% due January 1, 2016	440,000	442,258	442,258	448,809	6,551

Commonwealth of Puerto Rico Highway Transportation Auth Rev Ref 6.25% due July 1, 2016	185,000	189,096	189,096	187,467	(1,629)

Pawling, NY Central School District Ref Unlimited Tax 4.00% due November 15, 2015	330,000	332,424	332,424	333,524	1,100

Cold Spring Harbor, NY Central School District Ref Unlimited Tax 5.00% due February 1, 2016	100,000	99,708	99,708	102,374	2,666

	$33,295,000	$35,730,391	$35,730,391	$37,635,503	$1,905,112

Item 2.	Controls and Procedures.

(a)	The registrant’s management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company’s disclosure controls and procedures, within the 90-day period prior to the filing date of this report. Based on that evaluation, the registrant’s chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Filed herewith as exhibits are the separate certifications for the registrant’s principal executive and principal financial officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	September 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	September 17, 2015

By (Signature and Title)	/S/ Warren F. Pelton
Warren F. Pelton, Treasurer and Chief Financial Officer

Date	September 17, 2015